Financial Costs and Loss/(gain) on Derivatives (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Financial costs
Amortization and write-off of deferred loan issuance costs	$ 1,480	$ 1,422	$ 2,985	$ 3,959
Interest expense on loans	11,466	16,842	24,900	33,433
Lease expense	9	15	19	31
Commitment fees	78	157	208	457
Other financial costs including bank commissions	34	48	468	236
Total financial costs	13,067	18,484	28,580	38,116
Total loss/(gain) on derivatives	(369)	8,266	13,751	13,143
Interest rate swaps held for trading
Financial costs
Unrealized (gain)/loss on derivative financial instruments held for trading	(1,034)	9,112	12,148	14,609
Realized (gain)/loss on derivative financial instruments held for trading	832	(831)	1,125	(1,928)
Forward foreign exchange contracts held for trading
Financial costs
Unrealized (gain)/loss on derivative financial instruments held for trading	(401)	(466)	69	(356)
Realized (gain)/loss on derivative financial instruments held for trading	$ 234	$ 451	$ 409	$ 818